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                                               [LOGO OF LINCOLN FINANCIAL GROUP]

The Lincoln National Life Insurance Company
350 Church Street, MLW1
Hartford, Connecticut 06103-1106
Telephone: (860) 466-2374
Facsimile: (860) 466-1778

VIA EDGAR

June 21, 2005

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549-0506

Re:  Lincoln Life Flexible Premium Variable Life Account R
     The Lincoln National Life Insurance Company
     File No. 811-08579; CIK: 0001051932
     Initial Registration Statement, Form N-6

Dear Sir or Madam:

Today we are electronically filing on EDGAR an Initial Registration Statement on Form N-6 for a variable life insurance product to be offered only to clients of financial advisers affiliated with M Financial Group. The marketing name for this product is "Lincoln Momentum SVUL/ONE/."

The product is most similar to the "Lincoln SVUL/ONE/" (File No. 811-08579; CIK:
0001051932), filed as an Initial Registration Statement on June 14, 2005. A marked courtesy copy of this Registration Statement will be forwarded under separate cover to our Reviewer showing any variances when compared with the "Lincoln SVUL/ONE/."

Please contact me at (860) 466-2374, with any questions or comments you may have with regard to this filing.

Sincerely,

/s/ Lawrence A. Samplatsky

Lawrence A. Samplatsky
Assistant Vice President and Senior Counsel